Marketable securities (Tables)	9 Months Ended
Sep. 30, 2018
Investments Debt And Equity Securities [Abstract]
Schedule of Investments in Marketable Debt Securities Classified as Available-for-Sale

As of September 30, 2018, the Company has the following investments in marketable debt securities classified as available-for-sale (in thousands):

	Maturity	Amortized cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Impact of Foreign Currency Exchange Rate Fluctuations	Aggregate Estimated Fair Value
U.S. Treasury securities	3 - 9 months	$52,508	$—	$(24)	$2,316	$54,800